Lease Liabilities (Tables)	12 Months Ended
Jan. 31, 2020
Lease liabilities [abstract]
Disclosure of Detailed Information About Lease Liabilities

	FY 31 Jan 2020 Applying IFRS 16 $’000	FY 31 Jan 2020 Applying IAS 17 $’000	Movement $’000
Consolidated Statement of Profit or Loss (loss before tax)	(53,523)	(52,974)	549
Total expense	143,588	143,039	549
Finance expenses	5,213	3,539	1,674
Depreciation	10,014	1,338	8,676

	FY 31 Jan 2020 Applying IFRS 16 $’000	FY 31 Jan 2020 Applying IAS 17 $’000	Movement $’000
Consolidated Statement of Financial Position
Right-of-use assets	23,809	-	23,809
Lease liabilities, current	(8,112)	-	(8,112)
Lease liabilities, non-current	(17,719)	-	(17,719)
Other liabilities	834	-	834
Accumulated losses*	(1,188)	-	(1,188)

Consolidated Statement of Cash Flows
Cash flows used in operating activities	(19,894)	(28,021)	8,127
Cash flows used in financing activities	22,098	30,225	(8,127)

*Includes $639k opening adjustment loss at the date of adoption.

Disclosure of Detailed Information About Undiscounted Contractual Maturity of Lease Liabilities

Undiscounted contractual maturity of lease liabilities

31 January 2020 NZ$000’s
Amounts payable:
Within one year	9,409
2 to 5 years inclusive	19,311
After 5 years	177
28,897
Less future finance charges	(3,066)
Lease liabilities	25,831